Unaudited condensed consolidated statements of cash flows (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Non-cash Investing and financing activities:
Capital expenditures included in liabilities at the end of the period	$ 10,523	$ 10,501
Financing costs included in liabilities at the end of the period		142
Offering costs included in liabilities at the end of the period	$ 283	113
Liabilities related to leases at the end of the period		$ 72